Expense Example, No Redemption {- Fidelity Environmental Bond Fund} - NF_08.31 Fidelity Environmental Bond Fund AMCIZ Pro-01 - Fidelity Environmental Bond Fund	Jun. 09, 2021 USD ($)
Fidelity Environmental Bond Fund-Class A
Expense Example, No Redemption:
1 Year	$ 471
3 Years	621
Fidelity Environmental Bond Fund-Class M
Expense Example, No Redemption:
1 Year	471
3 Years	621
Fidelity Environmental Bond Fund-Class C
Expense Example, No Redemption:
1 Year	150
3 Years	465
Fidelity Environmental Bond Fund-Class I Advisor
Expense Example, No Redemption:
1 Year	48
3 Years	151
Fidelity Environmental Bond Fund-Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	$ 122